Current and Non-Current Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Assets
Asset retirement obligation			$ 1
Inventory		1	4
Loss and credit carryforwards		80	59
Foreign Deductible taxes		36
Pension		5	3
Transaction Costs		8
Financial instruments			4
Other			1
Gross deferred tax assets		130	72
Valuation allowance		(80)	(58)
Net deferred tax asset		50	14
Liabilities
Property, plant and equipment		(94)	(42)
Intangible assets		(203)	(54)
Interest bearing loans			(1)
Total deferred tax liabilities		(297)	(97)
Net deferred tax liability	$ (247)	$ (247)	$ (83)